Annual Total Returns - Fidelity® Series Investment Grade Bond Fund [BarChart] - 08.31 Fidelity Series Investment Grade Bond Fund Series PRO-08 - Fidelity® Series Investment Grade Bond Fund - Fidelity Series Investment Grade Bond Fund-Default
Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	5.50%
Annual Return 2013	(1.97%)
Annual Return 2014	5.88%
Annual Return 2015	(0.24%)
Annual Return 2016	4.35%
Annual Return 2017	4.38%
Annual Return 2018	(0.17%)
Annual Return 2019	9.73%
Annual Return 2020	9.91%
Annual Return 2021	(0.33%)